Poplar Forest Partners Fund
Schedule of Investments
December 31, 2025 (Unaudited)

COMMON STOCKS - 94.0%	Shares	Value
Air Freight & Logistics - 3.4%
FedEx Corp.	38,000	$10,976,680

Banks - 5.7%
Citigroup, Inc.	161,000	18,787,090

Biotechnology - 5.1%
United Therapeutics Corp. (a)	34,400	16,761,400

Capital Markets - 1.0%
LPL Financial Holdings, Inc.	8,900	3,178,813

Chemicals - 2.0%
International Flavors & Fragrances, Inc.	95,000	6,402,050

Consumer Finance - 3.2%
Ally Financial, Inc.	230,000	10,416,700

Consumer Staples Distribution & Retail - 4.0%
Dollar Tree, Inc. (a)	107,000	13,162,070

Distributors - 3.8%
Genuine Parts Co.	100,500	12,357,480

Diversified Telecommunication Services - 4.3%
AT&T, Inc.	565,000	14,034,600

Electrical Equipment - 2.0%
Sensata Technologies Holding PLC	201,000	6,691,290

Electronic Equipment, Instruments & Components - 1.8%
Vishay Intertechnology, Inc.	407,500	5,904,675

Financial Services - 6.3%
Equitable Holdings, Inc.	232,000	11,054,800
Global Payments, Inc.	123,000	9,520,200
		20,575,000

Food Products - 4.0%
Tyson Foods, Inc. - Class A	225,500	13,218,810

Gas Utilities - 4.3%
National Fuel Gas Co.	176,500	14,130,590

Health Care Equipment & Supplies - 1.0%
Baxter International, Inc.	176,000	3,363,360

Health Care Providers & Services - 9.3%
Cencora, Inc.	19,500	6,586,125
CVS Health Corp.	185,500	14,721,280
Humana, Inc.	35,800	9,169,454
		30,476,859

Hotels, Restaurants & Leisure - 1.8%
Las Vegas Sands Corp.	91,500	5,955,735

Insurance - 4.6%
Allstate Corp.	72,500	15,090,875

IT Services - 2.8%
International Business Machines Corp.	31,500	9,330,615

Machinery - 2.8%
Stanley Black & Decker, Inc.	123,500	9,173,580

Metals & Mining - 3.5%
Nucor Corp.	70,000	11,417,700

Multi-Utilities - 3.9%
Dominion Energy, Inc.	220,000	12,889,800

Oil, Gas & Consumable Fuels - 5.3%
Chevron Corp.	61,000	9,297,010
Murphy Oil Corp.	256,500	8,015,625
		17,312,635

Pharmaceuticals - 4.2%
Merck & Co., Inc.	130,500	13,736,430

Professional Services - 2.1%
CACI International, Inc. - Class A (a)	13,200	7,033,092

Semiconductors & Semiconductor Equipment - 1.8%
Intel Corp. (a)	164,000	6,051,600
TOTAL COMMON STOCKS (Cost $213,307,889)		308,429,529

REAL ESTATE INVESTMENT TRUSTS - COMMON - 3.0%	Shares	Value
Health Care REITs - 3.0%
Alexandria Real Estate Equities, Inc.	197,000	9,641,180
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $13,193,592)		9,641,180

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 2.9%	Shares	Value
First American Treasury Obligations Fund - Class X, 3.68% (b)	4,177,042	4,177,042
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class, 3.64% (b)	5,366,098	5,366,098
TOTAL MONEY MARKET FUNDS (Cost $9,543,140)		9,543,140

TOTAL INVESTMENTS - 99.9% (Cost $236,044,621)		327,613,849
Other Assets in Excess of Liabilities - 0.1%		409,295
TOTAL NET ASSETS - 100.0%		$328,023,144

Percentages are stated as a percent of net assets.

REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of December 31, 2025.

Summary of Fair Value Disclosure as of December 31, 2025 (Unaudited)

Poplar Forest Partners Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$308,429,529	$–	$–	$308,429,529
Real Estate Investment Trusts - Common	9,641,180	–	–	9,641,180
Money Market Funds	9,543,140	–	–	9,543,140
Total Investments	$327,613,849	$–	$–	$327,613,849